Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Summary of Operating Segments
Financial information by business segment as of and for the years ended December 31, 2022 and 2023, are as follows:

	2022
	Banking business
	Corporate banking		Retail banking		Other banking services		Sub-total		Securities		Non-life insurance		Credit card		Life insurance		Others		Consolidation adjustments		Total

	(In millions of Korean won)
Net operating revenues (expenses) from external customers	￦	4,994,409	￦	4,472,888	￦	(188,422)	￦	9,278,875	￦	1,124,822	￦	737,135	￦	1,785,413	￦	(59,645)	￦	914,004	￦	—	￦	13,780,604
Intersegment net operating revenues (expenses)		3,659		—		371,576		375,235		(36,806)		(60,610)		(154,740)		(22,761)		204,208		(304,526)		—

	￦	4,998,068	￦	4,472,888	￦	183,154	￦	9,654,110	￦	1,088,016	￦	676,525	￦	1,630,673	￦	(82,406)	￦	1,118,212	￦	(304,526)	￦	13,780,604

Net interest income (expenses)	￦	4,720,718	￦	3,936,872	￦	633,431	￦	9,291,021	￦	538,275	￦	(77,278)	￦	1,474,209	￦	(271,951)	￦	559,468	￦	1,581	￦	11,515,325
Interest income		7,831,383		5,763,852		1,763,466		15,358,701		1,156,586		709,224		1,983,828		573,663		1,064,529		(58,954)		20,787,577
Interest expense		(3,110,665)		(1,826,980)		(1,130,035)		(6,067,680)		(618,311)		(786,502)		(509,619)		(845,614)		(505,061)		60,535		(9,272,252)
Net fee and commission income (expenses)		385,884		261,350		449,374		1,096,608		784,748		(26,396)		519,502		(2,003)		1,145,308		(2,865)		3,514,902
Fee and commission income		546,634		415,858		567,666		1,530,158		979,215		23,282		1,617,446		7,270		1,301,764		(333,205)		5,125,930
Fee and commission expense		(160,750)		(154,508)		(118,292)		(433,550)		(194,467)		(49,678)		(1,097,944)		(9,273)		(156,456)		330,340		(1,611,028)
Net Insurance income (expenses)		—		—		—		—		—		990,971		10,593		309,316		—		211		1,311,091
Insurance income		—		—		—		—		—		9,271,948		19,702		817,486		—		(36,646)		10,072,490
Insurance expense		—		—		—		—		—		(8,280,977)		(9,109)		(508,170)		—		36,857		(8,761,399)
Net gains (losses) on financial instruments at fair value through profit or loss		73,680		—		136,901		210,581		(210,589)		(133,456)		1,725		(887,876)		21,844		(142,047)		(1,139,818)
Net other insurance finance expense		—		—		—		—		—		4,411		—		836,816		—		—		841,227
Net other operating income (expenses)		(182,214)		274,666		(1,036,552)		(944,100)		(24,418)		(81,727)		(375,356)		(66,708)		(608,408)		(161,406)		(2,262,123)
General and administrative expenses	￦	(1,972,147)	￦	(2,092,770)	￦	(633,034)	￦	(4,697,951)	￦	(822,409)	￦	(134,380)	￦	(597,159)	￦	(45,892)	￦	(466,509)	￦	120,646	￦	(6,643,654)
Operating income (expenses) before provision for credit losses		3,025,921		2,380,118		(449,880)		4,956,159		265,607		542,145		1,033,514		(128,298)		651,703		(183,880)		7,136,950
Reversal (provision) of credit losses		(778,260)		(281,868)		(61,042)		(1,121,170)		(28,425)		(17,978)		(500,453)		1,392		(178,173)		(2,968)		(1,847,775)
Net operating income (expenses)		2,247,661		2,098,250		(510,922)		3,834,989		237,182		524,167		533,061		(126,906)		473,530		(186,848)		5,289,175
Share of profit (loss) of associates and joint ventures		—		—		12,666		12,666		3,039		1,104		1,582		—		(7,965)		(39,181)		(28,755)
Net other non-operating income (expenses)		(13,317)		—		(24,548)		(37,865)		12,994		190,466		(7,197)		3,213		(4,717)		32,430		189,324
Segment profit (loss) before income tax expense		2,234,344		2,098,250		(522,804)		3,809,790		253,215		715,737		527,446		(123,693)		460,848		(193,599)		5,449,744
Income tax benefit (expense)		(732,211)		(522,478)		173,206		(1,081,483)		(64,300)		(158,169)		(144,443)		40,315		(113,458)		3,195		(1,518,343)

Profit (loss) for the year	￦	1,502,133	￦	1,575,772	￦	(349,598)	￦	2,728,307	￦	188,915	￦	557,568	￦	383,003	￦	(83,378)	￦	347,390	￦	(190,404)	￦	3,931,401

Profit (loss) attributable to shareholders of the Parent Company	￦	1,505,240		1,575,772	￦	(84,997)	￦	2,996,015	￦	187,784	￦	557,219	￦	378,592	￦	(83,378)	￦	343,859	￦	(227,099)	￦	4,152,992
Profit (loss) attributable to non-controlling interests		(3,107)		—		(264,601)		(267,708)		1,131		349		4,411		—		3,531		36,695		(221,591)
Total assets*		211,989,036		165,273,848		140,506,628		517,769,512		53,824,245		34,743,259		29,721,017		29,989,683		60,219,661		(37,602,551)		688,664,826
Total liabilities*		205,382,625		191,786,626		86,877,002		484,046,253		47,946,933		29,017,685		24,998,214		26,172,406		25,973,897		(3,598,363)		634,557,025

	2023
	Banking business								Securities		Non-life insurance		Credit card		Life insurance		Others		Consolidation adjustments		Total
	Corporate banking		Retail banking		Other banking services		Sub-total

	(In millions of Korean won)
Net operating revenues (expenses) from external customers	￦	5,640,663	￦	4,443,943	￦	30,910	￦	10,115,516	￦	1,667,041	￦	1,173,901	￦	2,026,032	￦	187,650	￦	1,058,994	￦	—	￦	16,229,134
Intersegment net operating revenues (expenses)		116,967		—		225,401		342,368		52,940		(17,993)		(147,290)		16,209		348,113		(594,347)		—

	￦	5,757,630	￦	4,443,943	￦	256,311	￦	10,457,884	￦	1,719,981	￦	1,155,908	￦	1,878,742	￦	203,859	￦	1,407,107	￦	(594,347)	￦	16,229,134

Net interest income (expenses)	￦	5,645,899	￦	3,397,242	￦	826,926	￦	9,870,067	￦	614,140	￦	(166,932)	￦	1,639,486	￦	(298,507)	￦	659,052	￦	(175,589)	￦	12,141,717
Interest income		11,687,624		7,723,196		2,936,303		22,347,123		1,763,009		811,572		2,343,014		582,241		1,407,564		(109,444)		29,145,079
Interest expense		(6,041,725)		(4,325,954)		(2,109,377)		(12,477,056)		(1,148,869)		(978,504)		(703,528)		(880,748)		(748,512)		(66,145)		(17,003,362)
Net fee and commission income (expenses)		427,004		252,118		489,161		1,168,283		742,613		(34,468)		613,721		(7,636)		1,213,154		(22,143)		3,673,524
Fee and commission income		612,643		403,042		587,135		1,602,820		981,954		20,658		1,740,517		5,478		1,364,830		(348,183)		5,368,074
Fee and commission expense		(185,639)		(150,924)		(97,974)		(434,537)		(239,341)		(55,126)		(1,126,796)		(13,114)		(151,676)		326,040		(1,694,550)
Net insurance income (expenses)		—		—		—		—		—		961,338		9,539		421,902		—		30,173		1,422,952
Insurance income		—		—		—		—		—		10,088,869		19,000		907,002		—		(36,063)		10,978,808
Insurance expense		—		—		—		—		—		(9,127,531)		(9,461)		(485,100)		—		66,236		(9,555,856)
Net gains (losses) on financial instruments at fair value through profit or loss		(6,449)		—		766,434		759,985		356,837		454,729		6,915		658,530		283,591		(357,522)		2,163,065
Net other insurance finance expense		—		—		—		—		—		(25,841)		—		(433,294)		—		—		(459,135)
Net other operating income (expenses)		(308,824)		794,583		(1,826,210)		(1,340,451)		6,391		(32,918)		(390,919)		(137,136)		(748,690)		(69,266)		(2,712,989)
General and administrative expenses	￦	(1,959,016)	￦	(1,952,434)	￦	(610,316)	￦	(4,521,766)	￦	(903,329)	￦	(142,165)	￦	(624,628)	￦	(99,663)	￦	(483,366)	￦	127,511	￦	(6,647,406)
Operating income (expenses) before provision for credit losses		3,798,614		2,491,509		(354,005)		5,936,118		816,652		1,013,743		1,254,114		104,196		923,741		(466,836)		9,581,728
Reversal (provision) of credit losses		(1,563,255)		(92,464)		47,591		(1,608,128)		(144,016)		(13,988)		(826,922)		(2,190)		(554,176)		3,011		(3,146,409)
Net operating income (expenses)		2,235,359		2,399,045		(306,414)		4,327,990		672,636		999,755		427,192		102,006		369,565		(463,825)		6,435,319
Share of profit (loss) of associates and joint ventures		—		—		117		117		2,898		2,440		1,049		(135)		11,386		15,355		33,110
Net other non-operating income (expenses)		(14,754)		—		(83,576)		(98,330)		(190,199)		15,235		44,310		4,700		(11,162)		(62,534)		(297,980)
Segment profit (loss) before income tax expense		2,220,605		2,399,045		(389,873)		4,229,777		485,335		1,017,430		472,551		106,571		369,789		(511,004)		6,170,449
Income tax benefit (expense)		(633,917)		(633,348)		187,440		(1,079,825)		(102,705)		(264,250)		(121,333)		(24,338)		(64,432)		49,865		(1,607,018)

Profit (loss) for the year	￦	1,586,688	￦	1,765,697	￦	(202,433)	￦	3,149,952	￦	382,630	￦	753,180	￦	351,218	￦	82,233	￦	305,357	￦	(461,139)	￦	4,563,431

Profit (loss) attributable to shareholders of the Parent Company	￦	1,612,409	￦	1,765,697	￦	(116,607)	￦	3,261,499	￦	389,618	￦	752,901	￦	351,133	￦	82,233	￦	303,578	￦	(509,030)	￦	4,631,932
Profit (loss) attributable to non-controlling interests		(25,721)		—		(85,826)		(111,547)		(6,988)		279		85		—		1,779		47,891		(68,501)
Total assets*		221,851,975		165,821,667		142,339,211		530,012,853		61,266,989		37,729,688		29,365,575		31,953,218		63,413,640		(38,003,811)		715,738,152
Total liabilities*		201,871,592		203,560,029		88,032,505		493,464,126		54,967,833		31,474,133		24,545,751		27,823,185		25,562,612		(972,798)		656,864,842

*	Assets and liabilities of the reporting segments are amounts before intersegment transactions.

Summary of Products and Services
Net operating revenues from external customers by service for the years ended December 31, 2021, 2022 and 2023, are as follows:

	2021		2022		2023

	(In millions of Korean won)
Banking service	￦	8,132,794	￦	9,278,875	￦	10,115,516
Securities service		1,675,977		1,124,822		1,667,041
Non-life insurance service		1,285,593		737,135		1,173,901
Credit card service		1,773,989		1,785,413		2,026,032
Life insurance service		631,065		(59,645)		187,650
Others		984,185		914,004		1,058,994

	￦	14,483,603	￦	13,780,604	￦	16,229,134

Summary of Geographical Areas
Geographical net operating revenues from external customers for the years ended December 31, 2021, 2022 and 2023, and major non-current
assets as of December 31, 2022 and 2023, are as follows:

	Net operating revenues from external customers						Major non-current assets
	2021		2022		2023		December 31, 2022		December 31, 2023

	(In millions of Korean won)
Domestic	￦	13,525,769	￦	12,563,066	￦	14,813,546	￦	8,355,707	￦	9,851,765
United States		112,388		101,726		75,944		55,257		55,125
New Zealand		12,857		12,378		12,611		1,382		1,051
China		127,939		170,239		177,175		19,715		21,138
Cambodia		410,482		546,258		572,858		46,060		53,322
United Kingdom		29,764		31,685		52,372		5,808		4,616
Indonesia		166,683		231,694		327,599		421,982		418,115
Others		97,721		123,558		197,029		536,794		32,405
Consolidation adjustments		—		—		—		555,572		568,804

	￦	14,483,603	￦	13,780,604	￦	16,229,134	￦	9,998,277	￦	11,006,341